Document and Entity Information	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	DEFC14A
Amendment Flag	false
Entity Registrant Name	MEDALLION FINANCIAL CORP
Entity Central Index Key	0001000209